ACQUISITIONS (Disclosure of purchase price) (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Nov. 08, 2024 USD ($) Share	Dec. 31, 2023 USD ($)
Net assets acquired
Current income tax liabilities	$ (6,482)		$ 0
Florida Canyon Gold Inc. [Member]
Purchase price:
Purchase price		$ 72,669
Net assets acquired
Cash and cash equivalents		21,655
Trade and other receivables		4,592
Inventories		62,430
Restricted cash and reclamation deposits		14,905
Mineral properties, plant and equipment, including right-of-use assets		40,584
Deferred tax assets		1,017
Other assets		3,155
Accounts payable and accrued liabilities		(17,453)
Current income tax liabilities		(4,912)
Lease liabilities		(9,196)
Reclamation and remediation liabilities		(29,817)
Other liabilities		(110)
Fair value of net assets acquired		86,850
Florida Canyon Gold Inc. [Member] | Shares [Member]
Purchase price:
Equity interests of acquirer		$ 72,652
Number of instruments or interests issued or issuable | Share		65,213,010
Florida Canyon Gold Inc. [Member] | Options [Member]
Purchase price:
Equity interests of acquirer		$ 17
Number of instruments or interests issued or issuable | Share		92,301